Loans and Merchant Cash Advances - Schedule of Delinquency Status (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Total	$ 732	$ 228
Percent	100.00%	100.00%
Current
Financing Receivable, Past Due [Line Items]
Total	$ 696	$ 215
Percent	95.10%	94.20%
30-59 Days
Financing Receivable, Past Due [Line Items]
Total	$ 5	$ 2
Percent	0.70%	0.90%
60-89 Days
Financing Receivable, Past Due [Line Items]
Total	$ 2	$ 1
Percent	0.30%	0.70%
90-179 Days
Financing Receivable, Past Due [Line Items]
Total	$ 7	$ 4
Percent	0.90%	1.60%
180+ Days
Financing Receivable, Past Due [Line Items]
Total	$ 22	$ 6
Percent	3.00%	2.60%